Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity [Abstract]
Schedule of common stock issuance and repurchases
(in shares)	Class A Common Stock	Class B Common Stock
Balance at December 31, 2021	65,122,200	54,338,114
Issued for warrant exercises	100,009	—
Exchange of Class B Common Stock for Class A Common Stock	15,277,696	(15,277,696)
Issued for vested RSUs	217,852	—
Outstanding at June 30, 2022	80,717,757	39,060,418

Schedule of common stock issuance and repurchases
(in shares)	Class A Common Stock	Class B Common Stock
Outstanding at beginning of period	—	—
Reverse recapitalization and PIPE Financing	52,847,195	5,931,350
Issued to Legacy Archaea Holders	—	23,000,000
Issued in Aria Merger	—	33,350,385
Issued for warrant exercises	10,347,923	—
Exchange of Class B Common Stock for Class A Common Stock	7,943,621	(7,943,621)
Retirement of Class A Common Stock repurchased	(6,101,449)	—
Issued for vested RSUs	84,910	—
Outstanding at end of period	65,122,200	54,338,114